Closed Block (Policyholder Dividend Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Closed block policyholder dividend obligation
Balance at January 1,	$ 1,783	$ 3,155	$ 1,771
Change in unrealized investment and derivative gains (losses)	148	(1,372)	1,384
Balance at December 31,	$ 1,931	$ 1,783	$ 3,155